MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Schedule of Amortized Cost and Gross Unrealized Holding Gains and Losses of Available-for-Sale Marketable Securities
As of December 31, 2015 and 2014, the fair value, Amortized cost and gross unrealized holding gains and losses of available-for-sale marketable securities were as follows:

	December 31, 2015
	Amortized Cost	Gross unrealized Gains	Gross Unrealized losses	Fair value

Government debentures – fixed interest rate	$5,242	-	$(19)	$5,223
Corporate debentures – fixed interest rate	$34,663	-	$(235)	$34,428

	$39,905	-	$(254)	$39,651

	December 31, 2014
	Amortized Cost	Gross unrealized Gains	Gross Unrealized losses	Fair value

Government debentures – fixed interest rate	$5,161	-	$(33)	$5,128
Corporate debentures – fixed interest rate	$28,148	-	$(178)	$27,970

	$33,309	-	$(211)	$33,098